Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (9,730,454)	$ (6,727,457)
Amortization of notes payable discount	3,356,000	19,312
Amortization of deferred financing costs	416,337	279,096
Amortization of intangible asset	3,544	295
Depreciation expense	7,759	0
Stock-based compensation expense	1,081,792	3,687,502
Stock issued for services	404,587	0
Warrant expense	126,427	0
Derivative expense	336,489	157,761
Bad debt expense	341,780	0
Changes in operating assets and liabilities:
Decrease in other assets	12,044	6,706
(Increase) in inventory	(66,600)	0
(Increase) decrease in due from related parties	18,947	(206,609)
Increase in accounts payable and accrued expenses	271,965	80,117
(Decrease) increase in accounts payable and accrued expenses - related party	(134,946)	804,861
Increase in interest payable	353,091	270,451
Deferred lease liability	33,881	0
Net Cash Used In Operating Activities	(3,167,357)	(1,627,965)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(69,974)	(11,717)
Payment of deposit	(750,000)	0
Acquisition of assets	0	(500,000)
(Increase) decrease in interest receivable - related party	(10,211)	28,206
Issuance of note receivable - related party	0	(305,603)
Payments on note receivable - related party	0	974,228
Net Cash (Used In) Provided By Investing Activities	(830,185)	185,114
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of financing costs	(270,300)	(157,500)
Proceeds from issuance of convertible notes payable	2,703,000	1,575,000
Repayments of convertible notes payable	(67,500)	0
Proceeds from issuance of notes payable - related party	234,700	0
Repayments of notes payable - related party	(234,700)	0
Proceeds from issuance of equity financing	8,931,434	0
Payment of placement agent compensation and issuance costs	(1,365,085)	0
Net Cash Provided By Financing Activities	9,931,549	1,417,500
Net increase (decrease) in cash	5,934,007	(25,351)
Cash - Beginning of Year	527	25,878
Cash - End of Year	5,934,534	527
Cash Paid During the Period for:
Taxes	0	0
Interest	15,726	0
Non-Cash Transactions:
Assumption of accrued expenses in reverse merger	0	1,207
Assumption of due to/from related party in reverse merger	0	23,263
Conversion of convertible notes payable to common stock	6,308,000	0
Conversion of interest payable to common stock	722,587	0
Conversion of accounts payable and accrued expense - related party to common stock	275,000	0
Beneficial conversion feature recorded as a debt discount	2,922,938	0
Warrant value recorded as a debt discount	433,062	0
Reclassification of warrant liability to equity	1,407,739	0
Warrant value recorded as issuance costs	898,719	0
Assets acquired in asset acquisition:
Inventory	0	223,000
Fixed Assets	0	264,000
Intangible assets	0	13,000
Cash paid for asset acquisition	$ 0	$ 500,000